Contingencies - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
Jun. 30, 2013
Antitrust, Unfair Competition, And Overcharge Class Actions | United States
Loss Contingencies [Line Items]
Maximum value of vouchers to be issued	$ 2,700
Total estimated cost of state overcharge class action cases, minimum	1,900
Total estimated cost of state overcharge class action cases, maximum	2,000
Accrual for loss contingency, ending balance	500
Settlement payments	1,400
Contingencies Disclosed in Contingencies Note
Loss Contingencies [Line Items]
Accrual for disclosed loss contingencies, current, ending balance	412
Accrual for disclosed loss contingencies, noncurrent, ending balance	162
Amount not accrued for estimated maximum losses for disclosed loss contingencies	$ 400